Investment Objectives and Goals - GQG GLOBAL EQUITY ETF	Nov. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	GQG Global Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GQG Global Equity ETF (the “Fund”) seeks long-term capital appreciation.